Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 8, 2013
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Feb 8, 2013
Document Effective Date	Feb 8, 2013
Prospectus Date	May 1, 2012

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 8, 2013 TO THE PROSPECTUS DATED MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the "Trust") regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about a change to the Portfolios' investment strategy.

Information Regarding

EQ/Real Estate PLUS Portfolio

The sixth paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Active Allocated Portion normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Active Allocated Portion may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Active Allocated Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

*****

Information Regarding

EQ/PIMCO Global Real Return Portfolio

The second paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	eqat12_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 8, 2013 TO THE PROSPECTUS DATED MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the "Trust") regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about a change to the Portfolios' investment strategy.

Information Regarding

EQ/Real Estate PLUS Portfolio

The sixth paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Active Allocated Portion normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Active Allocated Portion may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Active Allocated Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

*****

Information Regarding

EQ/PIMCO Global Real Return Portfolio

The second paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

EQ/Real Estate PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat12_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 8, 2013 TO THE PROSPECTUS DATED MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the "Trust") regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about a change to the Portfolios' investment strategy.

Information Regarding

EQ/Real Estate PLUS Portfolio

The sixth paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Active Allocated Portion normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Active Allocated Portion may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Active Allocated Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

*****

EQ/PIMCO Global Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat12_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 8, 2013 TO THE PROSPECTUS DATED MAY 1, 2012, AS REVISED FEBRUARY 8, 2013

This Supplement updates information contained in the Prospectus dated May 1, 2012, as revised of EQ Advisors Trust (the "Trust") regarding the EQ/Real Estate PLUS Portfolio and EQ/PIMCO Global Real Return Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about a change to the Portfolios' investment strategy.

Information Regarding

EQ/PIMCO Global Real Return Portfolio

The second paragraph of the section of the Prospectus "Investments, Risks, and Performance – Principal Investment Strategy" is hereby deleted and replaced with the following information:

The Portfolio normally invests at least 25% of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 8, 2013